Warrants - Schedule of Black-Scholes Option-Pricing Model (Details) - Successor [Member]	Dec. 31, 2024
Risk-free interest rate [Member]
Schedule of Incremental Fair Value Assumptions [Line Items]
Incremental fair value assumptions	4.72
Expected life [Member]
Schedule of Incremental Fair Value Assumptions [Line Items]
Incremental fair value assumptions	4.8
Expected dividend yield [Member]
Schedule of Incremental Fair Value Assumptions [Line Items]
Incremental fair value assumptions	0
Expected volatility [Member]
Schedule of Incremental Fair Value Assumptions [Line Items]
Incremental fair value assumptions	90